COMMITMENTS AND CONTINGENCIES (Details Narrative) - August 1, 2017 through July 31, 2022 [Member] - USD ($)	1 Months Ended
	May 31, 2017	Oct. 31, 2021
Monthly rental expense	$ 4,097
Lease expiration	Jul. 31, 2022
Lease rate		8.00%
Lease Term	5 years